Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2019
Summary of significant accounting policies
Schedule of cash and cash equivalents denominated in several currencies

	March 31,
	2018		2019
	Original currency	RMB	Original currency	RMB
U.S. dollars	3,332	20,800	4,229	28,205
Australian dollars	1	5	4	17
Renminbi	4,175,223	4,175,223	4,951,377	4,951,377
Hong Kong dollars	67,439	53,964	19,431	16,614
Singapore dollars	129	618	333	1,648

Schedule of estimated useful lives of property, plant and equipment

Buildings	37.5 – 50 years
Leasehold improvements	Shorter of the lease term or estimated useful lives of 10 years
Machineries	5 – 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 – 5 years